Income Taxes - Gross unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	$ 572	$ 481
Additions due to current year activity	203	111
Other reductions		(20)
Unrecognized tax benefits at the end of the period	$ 775	$ 572